FAIR VALUE MEASUREMENTS - Unobservable inputs used in the fair value measurement (Details)	Dec. 31, 2019
Discounted Cash Flows | Discount rate | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration, measurement input	17.00